Derivative financial instruments and market risks - Summary of Fair Value of Derivative Instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	€ 0	€ 0	€ 3
Current assets	201
Total assets	201
Non-current liabilities	(164)	(232)	(6)
Current liabilities	(127)
Total liabilities	(291)
Market value	(90)	(120)	213
Currency derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	201
Total assets	201
Non-current liabilities	0
Current liabilities	(126)
Total liabilities	(126)
Market value	75	112	222
operating
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	67
Total assets	67
Non-current liabilities	0
Current liabilities	(45)
Total liabilities	(45)
Market value	22	22	10
financial
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	134
Total assets	134
Non-current liabilities	0
Current liabilities	(81)
Total liabilities	(81)
Market value	53	90	212
Interest rate derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	(164)
Current liabilities	(1)
Total liabilities	(165)
Market value	(165)	(232)	7
Equity derivatives
Disclosure of Credit Risk Exposure [Line Items]
Non-current assets	0
Current assets	0
Total assets	0
Non-current liabilities	0
Current liabilities	0
Total liabilities	0
Market value	€ 0	€ 0	€ (16)